Share-Based Compensation - Summary of Additional Information Relating to Stock Options and SAR's (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	5,074
Weighted-Average Exercise Price - Outstanding Awards	$ 42.36	$ 39.11	$ 38.04
Number Exercisable	1,449
Weighted-Average Exercise Price - Exercisable Awards	$ 39.77	$ 38.13
35.01 - 40.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	2,649
Weighted-Average Remaining Life	7 years 6 months 21 days
Weighted-Average Exercise Price - Outstanding Awards	$ 38.47
Number Exercisable	836
Weighted-Average Exercise Price - Exercisable Awards	$ 37.92
40.01 - 45.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	1,568
Weighted-Average Remaining Life	7 years 2 months 1 day
Weighted-Average Exercise Price - Outstanding Awards	$ 42.30
Number Exercisable	613
Weighted-Average Exercise Price - Exercisable Awards	$ 42.30
50.01 - 55.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	845
Weighted-Average Remaining Life	9 years 2 months 4 days
Weighted-Average Exercise Price - Outstanding Awards	$ 54.36
Number Exercisable	0
Weighted-Average Exercise Price - Exercisable Awards	$ 54.36
60.01 - 65.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	12
Weighted-Average Remaining Life	9 years 4 months 9 days
Weighted-Average Exercise Price - Outstanding Awards	$ 63.26
Number Exercisable	0
Weighted-Average Exercise Price - Exercisable Awards	$ 63.26